Derivative Instruments - Schedule of Fair Value of Derivative Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Hedging Derivatives [Member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Net fair value of bonds designated as fair value hedges	$ 0	$ 0